Commitments (Tables)	3 Months Ended
Mar. 31, 2022
Commitments
Schedule of future minimum lease payments

Fiscal year	Amount
2022	$1,714,067
2023	2,860,533
2024	2,903,581
2025	2,895,888
2026 and after	22,430,785
Total	$32,804,854